Supplement Dated October 30, 2017

This supplement is intended for distribution with prospectuses dated May 1, 2017, or later, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Accumulation VUL 2014	Survivorship Variable Universal Life
Corporate VUL	Majestic VULX
Protection VUL 2012	Majestic Survivorship VULX
Protection VUL 2017	Majestic VCOLIX
Simplified Life

Portfolio Mergers

Effective after the close of business on October 27, 2017, the portfolios of John Hancock Variable Insurance Trust listed below under “Acquired Portfolios” merged into the corresponding John Hancock Variable Insurance Trust portfolio listed below under “Acquiring Portfolios.”

Acquired Portfolios	Acquiring Portfolios
American New World	Emerging Markets Value
Core Strategy	Lifestyle Growth PS
Value	Mid Cap Index

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Acquired Portfolios after October 27, 2017. Any reference in your product prospectus to the Acquired Portfolios should be replaced with the names of the corresponding Acquiring Portfolios.

Portfolio Name Changes

Effective after the close of business on October 27, 2017, we amend the Table of Investment Options and Investment Subadvisers to reflect the following portfolio name changes:

Current Name	New Name
500 Index B	500 Index
International Equity Index B	International Equity Index
Lifestyle Aggressive MVP	Managed Volatility Aggressive
Lifestyle Balanced MVP	Managed Volatility Balanced
Lifestyle Conservative MVP	Managed Volatility Conservative
Lifestyle Growth MVP	Managed Volatility Growth
Lifestyle Moderate MVP	Managed Volatility Moderate
Lifestyle Growth PS	Lifestyle Growth
Total Bond Market B	Total Bond Market

Portfolio Closure

After the close of business on October 27, 2017, the Alpha Opportunities portfolio will no longer be available for new investment. Policy owners with policy value allocated to the Alpha Opportunities portfolio at the close of business on October 27, 2017, may continue to allocate premium or transfer policy value to and from the Alpha Opportunities portfolio, pursuant to the terms of the contract and prospectus. The Table of Investment Options and Investment Subadvisers has been amended to reflect the Alpha Opportunities portfolio closure to new investments.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-141692	333-179570	333-141693	333-153253	333-217721
333-148991	333-193994	333-148992	333-179571
333-151630	333-194818	333-151631	333-193995
333-153252	333-152409	333-152408	333-194819

VLI ProdSupp VL1 10/2017

Supplement Dated October 30, 2017

This supplement is intended for distribution with prospectuses dated May 1, 2017, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Protection VUL 2012
Survivorship Variable Universal Life
Majestic Performance VUL
Protection Variable Universal Life

Portfolio Name Change:

Effective after the close of business on October 27, 2017, we amend the Table of Investment Options and Investment Subadvisers to reflect the following portfolio name changes:

Current Name	New Name
Lifestyle Balanced PS	Lifestyle Balanced
Lifestyle Conservative PS	Lifestyle Conservative
Lifestyle Moderate PS	Lifestyle Moderate

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-131299	333-132905
333-141692	333-141693
333-157212	333-157213
333-179570	333-179571

VLI ProdSupp VL1 10/2017